Expense Example - Reinhart Genesis PMV Fund	Sep. 28, 2026 USD ($)
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,569
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,284
Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,109